Property and Equipment - Additional Information (Detail) ₱ in Millions									1 Months Ended	12 Months Ended
	Jan. 01, 2026 Site	Dec. 31, 2025 Site	Mar. 18, 2024 PHP (₱) TelecomTower	Mar. 16, 2023 PHP (₱) TelecomTower	Dec. 15, 2022 PHP (₱) TelecomTower	Jul. 29, 2022 PHP (₱)	Apr. 19, 2022 PHP (₱) TelecomTower Site	Mar. 15, 2022 TelecomTower	Aug. 31, 2022 PHP (₱)	Dec. 31, 2023 PHP (₱) Site TelecomTower Location	Dec. 31, 2022 PHP (₱) TelecomTower	Dec. 31, 2021 PHP (₱)
Disclosure of detailed information about property, plant and equipment [line items]
Interest capitalized to property and equipment										₱ 2,169	₱ 1,748	₱ 1,582
Average interest capitalization rate										4.00%	4.00%	4.00%
Net foreign exchange differences qualified as borrowing costs										₱ 195	₱ 351	₱ 29
Total consideration						₱ 100			₱ 136
Net book value										287,103	292,745	₱ 302,736
SPAs [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value										₱ 7,163	₱ 7,125
TowerCos [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower											4,665
Total consideration											₱ 60,492
Percentage of towers portfolio sale											79.00%
Sale and leaseback gain											₱ 25,234
Smart and DMPI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower										6,370
Total consideration										₱ 82,957
Smart and DMPI [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of additional sale of telecom towers | TelecomTower			111
Total consideration			₱ 1,332
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower							5,907			7,569
Total consideration							₱ 77,000
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member] | ISOC edotco Towers, Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower							2,973
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member] | Comworks Infratech Corp. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower							2,934
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value				₱ 21,309	₱ 21,309
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower				1,662				1,662
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member] | Unity [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower				650	650
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member] | Frontier [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower				1,012				1,012
Smart Inc [Member] | MSAs [Member] | Unity [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Leaseback period of towers sold										10 years
Information about sale and leaseback transactions										The sale and leaseback with Unity is complemented by a commitment to place service orders for a total of 220 BTS sites within the next two to four years. Meanwhile, the sale and leaseback with Frontier includes a commitment to place service orders for 550 points of service within the next three to four years, of which 400 are co-locations and the balance for new BTS sites. With these additional sites from Unity and Frontier, total commitment with all TowerCos is for 2,270 sites. The closing of the agreements is on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred.
Smart Inc [Member] | MSAs [Member] | Unity [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of commitment to place service orders of build-to-suit sites | Site										220
Smart Inc [Member] | MSAs [Member] | Frontier [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Leaseback period of towers sold										10 years
Information about sale and leaseback transactions										The sale and leaseback with Unity is complemented by a commitment to place service orders for a total of 220 BTS sites within the next two to four years. Meanwhile, the sale and leaseback with Frontier includes a commitment to place service orders for 550 points of service within the next three to four years, of which 400 are co-locations and the balance for new BTS sites. With these additional sites from Unity and Frontier, total commitment with all TowerCos is for 2,270 sites. The closing of the agreements is on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred.
Number of co-locations | Location										400
Smart Inc [Member] | MSAs [Member] | Frontier [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of commitment to place service orders of build-to-suit sites | Site										550
Smart Inc [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower										998	4,665
Leaseback period of towers sold							10 years			10 years
Information about sale and leaseback transactions										The sale and leaseback with the TowerCos is complemented by a commitment to place service orders for a total of 1,000 Build-To-Suit, or BTS, sites before December 31, 2025 and 50 committed BTS sites each year for five years starting January 1, 2026, or another total of 500 BTS sites. Thus, total committed BTS sites with the TowerCos is 1,500 sites. The closing of the agreements will be on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred. The first closing commenced in June 2022, with the final closing in 2023.
Number of commitment to place service orders of build-to-suit sites | Site										500
Number of committed build-to-suit sites | Site							1,500
Smart Inc [Member] | TowerCos [Member] | MSAs [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of commitment to place service orders of build-to-suit sites | Site	50	1,000
Smart Inc [Member] | TowerCos [Member] | MSAs [Member] | Unity [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of committed build-to-suit sites | Site										2,270
Smart Inc [Member] | TowerCos [Member] | MSAs [Member] | Frontier [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of committed build-to-suit sites | Site										2,270
Smart Inc [Member] | Unity and Frontier [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower										851
Total consideration										₱ 11,163
Percentage of towers portfolio sale										51.00%
Sale and leaseback gain										₱ 3,227
RFTI [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of build-to-suit sites ready for service | Site										236
Edotco and Edgepoint [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower										854
Total consideration										₱ 11,302
Percentage of towers portfolio sale										93.00%
Percentage of unsold sites										7.00%
Sale and leaseback gain										₱ 4,240